United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193
(Investment Company Act File Number)

Federated Hermes Institutional Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-08-31

Date of Reporting Period: 2026-08-31

Item 1.	Reports to Stockholders

Federated Hermes Short-Intermediate Total Return Bond Fund

Class A Shares | FGCAX

Annual Shareholder Report - August 31, 2026

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$64	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2016 to 8/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$9,896	$10,000	$10,000	$10,000
8/31/2017	$10,010	$10,049	$10,093	$10,148
8/31/2018	$9,966	$9,944	$10,049	$10,185
8/31/2019	$10,499	$10,955	$10,648	$10,638
8/31/2020	$10,962	$11,665	$11,151	$10,983
8/31/2021	$11,037	$11,655	$11,188	$11,173
8/31/2022	$10,400	$10,313	$10,534	$10,583
8/31/2023	$10,521	$10,189	$10,659	$10,804
8/31/2024	$11,207	$10,933	$11,370	$11,600
8/31/2025	$11,721	$11,276	$11,914	$12,207
8/31/2026	$11,966	$11,489	$12,170	$12,551

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.10%	1.42%	1.81%
Class A Shares without sales load	2.09%	1.63%	1.92%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

Visit FederatedHermes.com/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$616,196,356
  Number of Investments181
  Portfolio Turnover30%
  Total Advisory Fees Paid$1,310,851

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B870

35671-A (10/26)

Federated Securities Corp., Distributor

FederatedHermes.com

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Intermediate Total Return Bond Fund

Institutional Shares | FGCIX

Annual Shareholder Report - August 31, 2026

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.38%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2016 to 8/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,141	$10,049	$10,093	$10,148
8/31/2018	$10,122	$9,944	$10,049	$10,185
8/31/2019	$10,690	$10,955	$10,648	$10,638
8/31/2020	$11,179	$11,665	$11,151	$10,983
8/31/2021	$11,293	$11,655	$11,188	$11,173
8/31/2022	$10,658	$10,313	$10,534	$10,583
8/31/2023	$10,819	$10,189	$10,659	$10,804
8/31/2024	$11,553	$10,933	$11,370	$11,600
8/31/2025	$12,102	$11,276	$11,914	$12,207
8/31/2026	$12,398	$11,489	$12,170	$12,551

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.45%	1.88%	2.17%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

Visit FederatedHermes.com/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$616,196,356
  Number of Investments181
  Portfolio Turnover30%
  Total Advisory Fees Paid$1,310,851

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B607

35671-B (10/26)

Federated Securities Corp., Distributor

FederatedHermes.com

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Intermediate Total Return Bond Fund

Class R6 Shares | SRBRX

Annual Shareholder Report - August 31, 2026

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$37	0.37%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2016 to 8/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,142	$10,049	$10,093	$10,148
8/31/2018	$10,123	$9,944	$10,049	$10,185
8/31/2019	$10,692	$10,955	$10,648	$10,638
8/31/2020	$11,183	$11,665	$11,151	$10,983
8/31/2021	$11,299	$11,655	$11,188	$11,173
8/31/2022	$10,664	$10,313	$10,534	$10,583
8/31/2023	$10,827	$10,189	$10,659	$10,804
8/31/2024	$11,562	$10,933	$11,370	$11,600
8/31/2025	$12,112	$11,276	$11,914	$12,207
8/31/2026	$12,398	$11,489	$12,170	$12,551

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	2.36%	1.87%	2.17%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

Visit FederatedHermes.com/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$616,196,356
  Number of Investments181
  Portfolio Turnover30%
  Total Advisory Fees Paid$1,310,851

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B862

35671-D (10/26)

Federated Securities Corp., Distributor

FederatedHermes.com

       © 2026 Federated Hermes, Inc.

Federated Hermes Short-Intermediate Total Return Bond Fund

Service Shares | FGCSX

Annual Shareholder Report - August 31, 2026

A Portfolio of Federated Hermes Institutional Trust

This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Total Return Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$64	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-5 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide total return which consists of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities.

Top Contributors to Performance

  Sector allocation was the largest contributor to relative performance as the Fund had exposure to trade finance, emerging markets and asset-backed securities and had overweight allocations to corporate debt and underweight allocations to U.S. Treasuries compared to the Index.

  Yield curve positioning contributed to performance relative to the Index as the Fund’s relative exposure to the front end of the Treasury yield curve was adjusted as market conditions and Federal Reserve action expectations changed.

  The Fund’s duration positioning contributed to relative performance, averaging just below neutral against the Index, while shifting from short to long against the Index during the period.

Top Detractors from Performance

  There were no factors that materially detracted from Fund performance.

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 8/31/2016 to 8/31/2026

Total Return Based on $10,000 Investment

Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg 1-5 Year US Government/Credit Index	Morningstar Short-Term Bond Funds Category Average
8/31/2016	$10,000	$10,000	$10,000	$10,000
8/31/2017	$10,116	$10,049	$10,093	$10,148
8/31/2018	$10,072	$9,944	$10,049	$10,185
8/31/2019	$10,611	$10,955	$10,648	$10,638
8/31/2020	$11,079	$11,665	$11,151	$10,983
8/31/2021	$11,155	$11,655	$11,188	$11,173
8/31/2022	$10,510	$10,313	$10,534	$10,583
8/31/2023	$10,632	$10,189	$10,659	$10,804
8/31/2024	$11,326	$10,933	$11,370	$11,600
8/31/2025	$11,834	$11,276	$11,914	$12,207
8/31/2026	$12,081	$11,489	$12,170	$12,551

Average Annual Total Returns

Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	2.09%	1.61%	1.91%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	1.40%
Bloomberg 1-5 Year US Government/Credit Index	2.15%	1.70%	1.98%
Morningstar Short-Term Bond Funds Category Average	2.83%	2.37%	2.30%

Visit FederatedHermes.com/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$616,196,356
  Number of Investments181
  Portfolio Turnover30%
  Total Advisory Fees Paid$1,310,851

Annual Shareholder Report

Federated Hermes Short-Intermediate Total Return Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.1%
Securities Lending Collateral	0.1%
Bank Loan Core Fund	0.3%
Cash Equivalents	0.5%
Mortgage Core Fund	1.9%
Emerging Markets Core Fund	4.7%
Asset-Backed Securities	6.5%
Project and Trade Finance Core Fund	8.6%
Corporate Debt Securities	34.2%
U.S. Treasury Securities	42.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420B508

35671-C (10/26)

Federated Securities Corp., Distributor

FederatedHermes.com

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 – $119,591

Fiscal year ended 2025 – $116,443

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $992,488

Fiscal year ended 2025 - $160,924

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
August 31, 2026

Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Hermes Short-Intermediate Total Return Bond Fund

A Portfolio of Federated Hermes Institutional Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2026
Principal Amount or Shares			Value
		U.S. TREASURIES—42.6%
		U.S. Treasury Notes—42.6%
$ 7,000,000		United States Treasury Note, 3.500%, 1/31/2028	$ 6,923,164
5,000,000		United States Treasury Note, 3.500%, 3/15/2029	4,895,603
10,000,000		United States Treasury Note, 3.625%, 8/15/2028	9,866,016
2,000,000		United States Treasury Note, 3.625%, 8/31/2030	1,938,884
8,000,000		United States Treasury Note, 3.625%, 9/30/2030	7,752,138
24,500,000		United States Treasury Note, 3.750%, 4/15/2028	24,277,969
30,000,000	[1]	United States Treasury Note, 3.750%, 12/31/2028	29,585,157
6,000,000		United States Treasury Note, 3.875%, 6/15/2028	5,952,422
10,000,000		United States Treasury Note, 3.875%, 3/31/2031	9,749,784
10,000,000		United States Treasury Note, 4.000%, 6/30/2028	9,941,406
5,000,000		United States Treasury Note, 4.000%, 7/31/2029	4,945,173
32,500,000		United States Treasury Note, 4.000%, 2/28/2030	32,043,359
53,500,000		United States Treasury Note, 4.000%, 3/31/2030	52,720,312
28,000,000		United States Treasury Note, 4.125%, 9/30/2027	27,963,639
6,500,000		United States Treasury Note, 4.125%, 10/31/2029	6,443,161
7,500,000		United States Treasury Note, 4.250%, 1/31/2030	7,455,467
20,000,000		United States Treasury Note, 4.375%, 8/31/2028	20,012,500
		TOTAL U.S. TREASURIES (IDENTIFIED COST $265,398,627)	262,466,154
		CORPORATE BONDS—34.2%
		Basic Industry - Metals & Mining—0.5%
1,175,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	1,159,198
2,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 4.000%, 12/15/2028	1,967,166
		TOTAL	3,126,364
		Capital Goods - Aerospace & Defense—1.0%
1,500,000		Boeing Co., Sr. Unsecd. Note, 6.298%, 5/1/2029	1,550,022
935,000		General Electric Co., Sr. Unsecd. Note, 4.300%, 7/29/2030	916,937
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,777,942
810,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, Series WI, 4.300%, 3/16/2031	787,646
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 5.737% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,657
		TOTAL	6,069,204
		Capital Goods - Construction Machinery—0.1%
830,000		Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 4.950%, 8/12/2030	822,107
		Capital Goods - Diversified Manufacturing—1.0%
2,350,000		Eaton Corp., Sr. Unsecd. Note, 4.200%, 3/6/2031	2,275,753
1,270,000		GE Vernova, Inc., Sr. Unsecd. Note, 4.250%, 2/4/2031	1,237,312
2,500,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	2,528,822
		TOTAL	6,041,887
		Capital Goods - Environmental—0.2%
1,075,000	[3]	Republic Services, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2030	1,070,806
		Communications - Cable & Satellite—0.1%
540,000		Charter Communications Operating LLC / Charter Communications Operating Capital, Secured Note, 6.050%, 2/15/2032	540,755
		Communications - Media & Entertainment—1.2%
1,485,000		AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	1,487,726
1,435,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	1,391,417
1,750,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2031	1,710,626
2,500,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	2,500,727
		TOTAL	7,090,496
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—1.6%
$ 2,000,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.250%, 1/13/2031	$ 1,927,799
2,500,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.150%, 7/15/2031	2,481,533
2,500,000	T-Mobile USA, Inc., 2.550%, 2/15/2031	2,244,069
1,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	961,481
2,500,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.800%, 6/18/2031	2,456,473
	TOTAL	10,071,355
	Communications - Telecom Wirelines—1.3%
2,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.400%, 4/30/2031	2,188,627
690,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	685,444
5,100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	5,067,378
	TOTAL	7,941,449
	Consumer Cyclical - Automotive—2.3%
2,510,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,494,210
2,500,000	Ford Motor Co., Sr. Unsecd. Note, 3.250%, 2/12/2032	2,187,525
2,500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.100%, 9/15/2031	2,475,888
845,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	822,743
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.000%, 6/18/2031	1,975,885
2,500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	2,491,427
2,000,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	1,949,277
	TOTAL	14,396,955
	Consumer Cyclical - Leisure—0.4%
2,250,000	Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	2,219,160
	Consumer Cyclical - Services—0.4%
1,730,000	Sodexo, Inc., Sr. Unsecd. Note, 144A, 5.150%, 8/15/2030	1,725,432
545,000	Uber Technologies, Inc., Sr. Secd. Note, 4.150%, 1/15/2031	526,133
	TOTAL	2,251,565
	Consumer Non-Cyclical - Food/Beverage—0.6%
2,100,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	2,107,150
1,885,000	Mars, Inc., Sr. Unsecd. Note, 144A, 4.800%, 3/1/2030	1,875,846
	TOTAL	3,982,996
	Consumer Non-Cyclical - Health Care—1.3%
1,230,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 4.656%, 3/23/2031	1,209,205
2,750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	2,752,347
1,040,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,044,800
2,000,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	2,022,563
615,000	HCA, Inc., Sr. Unsecd. Note, 4.300%, 11/15/2030	596,679
524,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	529,834
	TOTAL	8,155,428
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
3,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,270,628
2,500,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,494,616
	TOTAL	5,765,244
	Consumer Non-Cyclical - Products—0.2%
1,360,000	Clorox Co., Sr. Unsecd. Note, 4.700%, 5/15/2031	1,334,279
	Consumer Non-Cyclical - Tobacco—0.5%
1,250,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,281,728
2,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,013,493
	TOTAL	3,295,221
	Energy - Independent—0.2%
1,000,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	958,523
	Energy - Integrated—0.5%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,000,459
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$ 2,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.650%, 3/20/2031	$ 1,960,000
	TOTAL	2,960,459
	Energy - Midstream—2.1%
2,070,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,113,553
2,000,000	Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	1,977,516
910,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	919,991
2,500,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 5/1/2032	2,463,024
2,000,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.050%, 10/15/2031	1,967,692
1,250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,285,611
2,490,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	2,494,007
	TOTAL	13,221,394
	Financial Institution - Banking—7.2%
1,290,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,331,162
730,000	American Express Co., Sr. Unsecd. Note, 4.456%, 2/10/2032	710,576
910,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	923,420
2,500,000	Bank of America Corp., Sr. Unsecd. Note, 4.695%, 4/23/2032	2,449,622
2,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	1,839,354
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,512,218
570,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	585,898
2,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,034,441
1,530,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	1,562,242
1,130,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.148%, 1/21/2029	1,120,230
1,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	1,601,184
1,665,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.255%, 10/22/2031	1,611,886
735,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.140%, 1/24/2031	737,389
1,275,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,338,390
2,435,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	2,405,710
3,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	3,001,255
1,000,000	Morgan Stanley, 4.654%, 10/18/2030	989,186
2,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.170%, 7/14/2032	2,481,893
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	1,523,158
1,235,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	1,221,892
1,195,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,214,366
2,000,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.899%, 5/13/2031	1,988,126
1,805,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,831,391
1,650,000	Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	1,606,749
2,000,000	U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,034,178
1,165,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.182%, 1/23/2030	1,146,304
2,275,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	2,291,529
	TOTAL	44,093,749
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,460,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	1,484,881
	Financial Institution - Finance Companies—0.8%
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,660,180
790,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.375%, 11/15/2030	767,608
765,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	755,336
2,000,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	1,957,907
	TOTAL	5,141,031
	Financial Institution - Insurance - Health—0.2%
1,400,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,334,354
	Financial Institution - Insurance - Life—1.2%
3,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,036,307
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 2,000,000		Lincoln Financial Global Funding, Secured Note, 144A, 5.250%, 8/13/2031	$ 1,985,779
2,500,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	2,507,012
		TOTAL	7,529,098
		Financial Institution - Insurance - P&C—0.5%
3,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	3,021,477
		Financial Institution - REIT - Apartment—0.4%
2,250,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	2,197,831
		Technology—4.0%
1,000,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	970,530
790,000		Avnet, Inc., Sr. Unsecd. Note, 5.650%, 9/1/2031	787,432
2,500,000		Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	2,437,140
2,520,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	2,508,463
2,500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.950%, 2/26/2031	2,509,024
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.750%, 7/15/2031	2,450,174
895,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	876,868
1,850,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	1,824,708
1,515,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	1,475,983
575,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	561,089
1,250,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	1,225,743
1,315,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,319,273
2,000,000		Oracle Corp., Sr. Unsecd. Note, 4.950%, 2/4/2031	1,917,220
815,000		QTS Central / QTS TRS Central LLC, 144A, 6.625%, 9/1/2031	803,572
2,250,000		Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	2,246,325
735,000		Verisign, Inc., Sr. Unsecd. Note, 5.100%, 7/15/2031	729,175
		TOTAL	24,642,719
		Transportation - Services—0.5%
1,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,027,187
1,800,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,819,500
		TOTAL	2,846,687
		Utility - Electric—2.6%
430,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	435,026
1,860,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	1,813,035
860,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	863,665
1,005,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,020,298
1,270,000		Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	1,254,922
1,135,000		EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	1,105,293
5,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	4,970,185
2,305,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,324,494
1,640,000		Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.650%, 6/1/2029	1,630,090
705,000	[4]	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	685,698
		TOTAL	16,102,706
		Utility - Other—0.2%
1,135,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,150,433
		TOTAL CORPORATE BONDS (IDENTIFIED COST $212,001,626)	210,860,613
		ASSET-BACKED SECURITIES—6.5%
		Auto Receivables—4.6%
1,116,458		Bank of America Auto Trust 2023-2, Class A3, 5.740%, 6/15/2028	1,120,886
1,917,026		BMW Vehicle Owner Trust 2024-A, Class A3, 5.180%, 2/26/2029	1,925,860
809,376		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	813,637
2,116,028		Enterprise Fleet Financing LLC 2024-2, Class A3, 5.610%, 4/20/2028	2,129,316
2,500,000		Enterprise Fleet Financing LLC 2025-4, Class A3, 4.110%, 12/20/2029	2,473,735
1,700,000		Enterprise Fleet Financing LLC 2026-1, Class A3, 4.120%, 3/20/2030	1,679,097
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,000,000		General Motors 2026-1A, Class A1, 4.570%, 5/15/2031	$ 1,994,828
210,843		Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	211,050
751,297		Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	755,289
2,747,680		Honda Auto Receivables Owner Trust 2025-1, Class A3, 4.570%, 9/21/2029	2,752,467
2,000,000		Honda Auto Receivables Owner Trust 2026-1, Class A3, 3.780%, 9/23/2030	1,972,556
1,234,998		Hyundai Auto Lease Securitization Trust 2024-C, Class A3, 4.620%, 4/17/2028	1,236,616
1,220,378		Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	1,223,461
692,433		Mercedes-Benz Auto Lease Trust 2024-B, Class A3, 4.230%, 2/15/2028	692,615
621,329		Porsche Innovative Lease Owner Trust 2024-2A, Class A3, 4.350%, 10/20/2027	621,671
1,600,000		Porsche Innovative Lease Owner Trust 2026-1A, Class A3, 4.410%, 8/20/2029	1,598,407
2,541,932		Toyota Auto Receivables Owner Trust 2024-B, Class A3, 5.330%, 1/16/2029	2,556,025
1,000,000		World Omni Automobile Receivables Trust 2025-D, Class A3, 3.950%, 3/17/2031	992,165
1,500,000		World Omni Automobile Receivables Trust 2026-A, Class A3, 3.860%, 5/15/2031	1,480,240
		TOTAL	28,229,921
		Equipment Lease—1.2%
1,694,028		CNH Equipment Trust 2024-A, Class A3, 4.770%, 6/15/2029	1,698,599
1,290,000		DLLMT LLC 2026, Class A3, 4.200%, 12/20/2029	1,280,322
304,378		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	304,782
1,540,149		MMAF Equipment Finance LLC 2023-A, Class A3, 5.540%, 12/13/2029	1,551,131
1,250,000		MMAF Equipment Finance LLC 2025-B, Class A3, 4.130%, 10/13/2032	1,232,292
1,300,000		Volvo Financial Equipment LLC 2025-2A, Class A3, 3.990%, 12/17/2029	1,288,021
		TOTAL	7,355,147
		Other—0.6%
3,400,000		Verizon Master Trust 2025-7, Class A1A, 3.960%, 8/20/2031	3,363,368
		Student Loans—0.1%
412,556		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	386,059
403,606		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	380,816
		TOTAL	766,875
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $39,869,804)	39,715,311
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
458,015		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	432,455
263,626		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	241,498
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $752,957)	673,953
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Commercial Mortgage—0.1%
579,058		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052 (IDENTIFIED COST $596,428)	556,393
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
8,218	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 4.350% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $8,233)	8,209
		INVESTMENT COMPANIES—16.0%
205,334		Bank Loan Core Fund	1,728,916
3,174,144		Emerging Markets Core Fund	28,757,741
3,402,261		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5]	3,402,261
1,440,277		Mortgage Core Fund	11,853,482
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
5,915,751	Project and Trade Finance Core Fund	$ 53,064,291
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $97,366,556)	98,806,691
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $615,994,231)[6]	613,087,324
	OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	3,109,032
	NET ASSETS—100%	$616,196,356
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	175	$18,498,047	December 2026	$(79,670)
Short Futures:
United States Treasury Notes 10-Year Note Short Futures	100	$10,765,625	December 2026	$41,952
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(37,718)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Affiliates	Value as of 8/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026	Dividend Income
Bank Loan Core Fund	$1,649,714	$112,276	$—	$(33,074)	$—	$1,728,916	205,334	$112,270
Emerging Markets Core Fund	$2,477,208	$26,360,132	$—	$(79,599)	$—	$28,757,741	3,174,144	$860,902
Federated Hermes Government Obligations Fund, Premier Shares*	$7,589,113	$167,656,986	$(171,843,838)	$—	$—	$3,402,261	3,402,261	$356,547
Mortgage Core Fund	$8,576,255	$3,470,218	$—	$(192,991)	$—	$11,853,482	1,440,277	$470,202
Project and Trade Finance Core Fund	$46,595,877	$6,189,257	$—	$279,157	$—	$53,064,291	5,915,751	$3,189,797
TOTAL OF AFFILIATED TRANSACTIONS	$66,888,167	$203,788,869	$(171,843,838)	$(26,507)	$—	$98,806,691	14,137,767	$4,989,718

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2026, this restricted security amounted to $685,698, which represented 0.1% of net assets.

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $616,248,951.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$262,466,154	$—	$262,466,154
Corporate Bonds	—	210,860,613	—	210,860,613
Asset-Backed Securities	—	39,715,311	—	39,715,311
Mortgage-Backed Securities	—	673,953	—	673,953
Commercial Mortgage-Backed Security	—	556,393	—	556,393
Collateralized Mortgage Obligation	—	8,209	—	8,209
Investment Companies	45,742,400	—	—	45,742,400
Other Investments[1]	—	—	—	53,064,291
TOTAL SECURITIES	$45,742,400	$514,280,633	$—	$613,087,324
Other Financial Instruments:[2]
Assets	$41,952	$—	$—	$41,952
Liabilities	(79,670)	—	—	(79,670)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(37,718)	$—	$—	$(37,718)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $53,064,291 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.22	$10.16	$9.85	$9.95	$10.69
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.40	0.32	0.21	0.13
Net realized and unrealized gain (loss)	(0.18)	0.06	0.31	(0.10)	(0.74)
Total From Investment Operations	0.21	0.46	0.63	0.11	(0.61)
Less Distributions:
Distributions from net investment income	(0.39)	(0.40)	(0.32)	(0.21)	(0.13)
Net Asset Value, End of Period	$10.04	$10.22	$10.16	$9.85	$9.95
Total Return[2]	2.09%	4.59%	6.52%	1.16%	(5.77)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	3.84%	3.92%	3.19%	2.13%	1.24%
Expense waiver/reimbursement[4]	0.12%	0.12%	0.10%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,804	$213,752	$259,130	$376,551	$680,888
Portfolio turnover[5]	30%	37%	32%	39%	22%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.21	$10.16	$9.85	$9.94	$10.69
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.42	0.34	0.24	0.15
Net realized and unrealized gain (loss)	(0.17)	0.05	0.32	(0.09)	(0.75)
Total From Investment Operations	0.25	0.47	0.66	0.15	(0.60)
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.35)	(0.24)	(0.15)
Net Asset Value, End of Period	$10.04	$10.21	$10.16	$9.85	$9.94
Total Return[2]	2.45%	4.75%	6.78%	1.51%	(5.63)%
Ratios to Average Net Assets:
Net expenses[3]	0.38%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.10%	4.17%	3.41%	2.40%	1.48%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$235,445	$193,262	$237,865	$438,864	$631,841
Portfolio turnover[5]	30%	37%	32%	39%	22%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.20	$10.15	$9.84	$9.94	$10.68
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.40	0.32	0.21	0.13
Net realized and unrealized gain (loss)	(0.18)	0.05	0.31	(0.10)	(0.74)
Total From Investment Operations	0.21	0.45	0.63	0.11	(0.61)
Less Distributions:
Distributions from net investment income	(0.39)	(0.40)	(0.32)	(0.21)	(0.13)
Net Asset Value, End of Period	$10.02	$10.20	$10.15	$9.84	$9.94
Total Return[2]	2.09%	4.49%	6.52%	1.16%	(5.77)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	3.84%	3.91%	3.21%	2.15%	1.23%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,167	$5,639	$10,874	$11,860	$14,235
Portfolio turnover[5]	30%	37%	32%	39%	22%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$10.21	$10.16	$9.85	$9.94	$10.69
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.42	0.35	0.24	0.15
Net realized and unrealized gain (loss)	(0.18)	0.05	0.31	(0.09)	(0.75)
Total From Investment Operations	0.24	0.47	0.66	0.15	(0.60)
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.35)	(0.24)	(0.15)
Net Asset Value, End of Period	$10.03	$10.21	$10.16	$9.85	$9.94
Total Return[2]	2.36%	4.76%	6.80%	1.52%	(5.62)%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.11%	4.16%	3.48%	2.43%	1.49%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.07%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$197,781	$181,788	$214,310	$214,723	$201,845
Portfolio turnover[5]	30%	37%	32%	39%	22%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2026

Assets:
Investment in securities, at value including $632,046 of securities loaned and $98,806,691 of investments in affiliated holdings* (identified cost $615,994,231, including $97,366,556 of identified cost in affiliated holdings)	$613,087,324
Income receivable	5,672,685
Income receivable from affiliated holdings	20,382
Receivable for shares sold	502,617
Receivable for variation margin on futures contracts	4,806
Total Assets	619,287,814
Liabilities:
Payable for investments purchased	528,003
Payable for shares redeemed	1,141,093
Payable for collateral due to broker for securities lending (Note 2)	649,930
Income distribution payable	527,551
Payable for investment adviser fee (Note 5)	3,576
Payable for administrative fee (Note 5)	1,301
Payable for auditing fees	30,188
Payable for portfolio accounting fees	17,108
Payable for transfer agent fees (Note 2)	16,744
Payable for other service fees (Notes 2 and 5)	39,425
Accrued expenses (Note 5)	136,539
Total Liabilities	3,091,458
Net assets for 61,398,198 shares outstanding	$616,196,356
Net Assets Consist of:
Paid-in capital	$745,949,099
Total distributable earnings (loss)	(129,752,743)
Net Assets	$616,196,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($178,803,676 ÷ 17,810,218 shares outstanding), no par value, unlimited shares authorized	$10.04
Offering price per share (100/99.00 of $10.04)	$10.14
Redemption proceeds per share	$10.04
Institutional Shares:
Net asset value per share ($235,445,214 ÷ 23,461,766 shares outstanding), no par value, unlimited shares authorized	$10.04
Offering price per share	$10.04
Redemption proceeds per share	$10.04
Service Shares:
Net asset value per share ($4,166,866 ÷ 415,654 shares outstanding), no par value, unlimited shares authorized	$10.02
Offering price per share	$10.02
Redemption proceeds per share	$10.02
Class R6 Shares:
Net asset value per share ($197,780,600 ÷ 19,710,560 shares outstanding), no par value, unlimited shares authorized	$10.03
Offering price per share	$10.03
Redemption proceeds per share	$10.03

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended August 31, 2026

Investment Income:
Interest	$22,847,948
Dividends received from affiliated holdings*	4,907,689
Net income on securities loaned (includes $82,029 earned from affiliated holdings related to cash collateral balances*) (Note 2)	9,927
TOTAL INCOME	27,765,564
Expenses:
Investment adviser fee (Note 5)	1,861,196
Administrative fee (Note 5)	481,663
Custodian fees	24,045
Transfer agent fees (Note 2)	267,651
Directors’/Trustees’ fees (Note 5)	5,699
Auditing fees	39,186
Legal fees	11,057
Portfolio accounting fees	163,075
Other service fees (Notes 2 and 5)	522,259
Share registration costs	91,751
Printing and postage	33,988
Miscellaneous (Note 5)	32,635
TOTAL EXPENSES	3,534,205
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(550,345)
Reimbursement of other operating expenses (Notes 2 and 5)	(150,423)
TOTAL WAIVER AND REIMBURSEMENTS	(700,768)
Net expenses	2,833,437
Net investment income	24,932,127
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(613,903)
Net realized loss on futures contracts	(784,886)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(26,507) on investments in affiliated holdings*)	(9,514,922)
Net change in unrealized appreciation of futures contracts	(130,976)
Net realized and unrealized gain (loss) on investments and futures contracts	(11,044,687)
Change in net assets resulting from operations	$13,887,440

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended August 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,932,127	$25,953,162
Net realized gain (loss)	(1,398,789)	(2,080,902)
Net change in unrealized appreciation/depreciation	(9,645,898)	4,960,937
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,887,440	28,833,197
Distributions to Shareholders:
Class A Shares	(7,825,849)	(9,266,387)
Institutional Shares	(9,011,385)	(8,731,040)
Service Shares	(210,146)	(227,204)
Class R6 Shares	(7,890,075)	(7,720,341)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,937,455)	(25,944,972)
Share Transactions:
Proceeds from sale of shares	176,799,372	114,343,121
Net asset value of shares issued to shareholders in payment of distributions declared	19,643,810	21,448,662
Cost of shares redeemed	(163,638,259)	(266,417,084)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,804,923	(130,625,301)
Change in net assets	21,754,908	(127,737,076)
Net Assets:
Beginning of period	594,441,448	722,178,524
End of period	$616,196,356	$594,441,448
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2026
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”) a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $700,768 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended August 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$108,084	$(63,087)
Institutional Shares	133,170	(85,035)
Service Shares	3,502	(2,301)
Class R6 Shares	22,895	—
TOTAL	$267,651	$(150,423)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended August 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$508,593
Service Shares	13,666
TOTAL	$522,259
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $48,567,365 and $3,164,273, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(37,718)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(784,886)
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(130,976)
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the fair value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the fair value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$632,046	$649,930
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at August 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	9/16/2025	$703,661	$685,698
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2026		Year Ended 8/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,139,619	$32,048,300	2,482,213	$25,190,288
Shares issued to shareholders in payment of distributions declared	765,681	7,783,784	909,435	9,223,228
Shares redeemed	(7,012,084)	(71,410,444)	(7,978,593)	(80,800,626)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,106,784)	$(31,578,360)	(4,586,945)	$(46,387,110)
Annual Financial Statements and Additional Information

	Year Ended 8/31/2026		Year Ended 8/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,871,838	$90,252,945	3,819,443	$38,710,462
Shares issued to shareholders in payment of distributions declared	823,000	8,357,522	840,706	8,522,858
Shares redeemed	(5,152,574)	(52,340,178)	(9,161,791)	(92,746,968)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,542,264	$46,270,289	(4,501,642)	$(45,513,648)
	Year Ended 8/31/2026		Year Ended 8/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	100,372	$1,019,933	78,130	$787,921
Shares issued to shareholders in payment of distributions declared	20,594	208,997	22,363	226,498
Shares redeemed	(258,005)	(2,602,919)	(619,281)	(6,292,430)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(137,039)	$(1,373,989)	(518,788)	$(5,278,011)
	Year Ended 8/31/2026		Year Ended 8/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,257,253	$53,478,194	4,902,009	$49,654,450
Shares issued to shareholders in payment of distributions declared	324,382	3,293,507	342,897	3,476,078
Shares redeemed	(3,669,061)	(37,284,718)	(8,550,616)	(86,577,060)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,912,574	$19,486,983	(3,305,710)	$(33,446,532)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,211,015	$32,804,923	(12,913,085)	$(130,625,301)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2026 and 2025, was as follows:
	2026	2025
Ordinary income	$24,937,455	$25,944,972
As of August 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,683
Net unrealized depreciation	$(3,161,627)
Capital loss carryforwards and deferrals	$(126,599,799)
TOTAL	$(129,752,743)
At August 31, 2026, the cost of investments for federal tax purposes was $616,248,951. The net unrealized depreciation of investments for federal tax purposes was $3,161,627. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,494,025 and unrealized depreciation from investments for those securities having an excess of cost over value of $5,655,652. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
As of August 31, 2026, the Fund had a capital loss carryforward of $126,599,799 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$24,977,190	$101,622,609	$126,599,799
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2026, the Adviser voluntarily waived $542,725 of its fee and voluntarily reimbursed $150,423 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2026, the Adviser reimbursed $7,620.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2026, FSC retained $222 of CDSC relating to redemptions of Class A Shares.

Other Service Fees
For the year ended August 31, 2026, FSSC received $1,532 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63%, 0.38%, 0.63% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to November 1, 2025, the Fee Limit for the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.62%, 0.37%, 0.62% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2026, were as follows:
Purchases	$156,423,052
Sales	$73,342,563
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2026, the Fund had no outstanding loans. During the year ended August 31, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2026, there were no outstanding loans. During the year ended August 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended August 31, 2026, 99.8% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Short-Intermediate Total Return Bond Fund and the Board of Trustees of Federated Hermes Institutional Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Intermediate Total Return Bond Fund (the Fund), a portfolio of Federated Hermes Institutional Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent of the underlying funds, custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 26, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Short-Intermediate Total Return Bond Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2025. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Intermediate Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
35671 (10/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Short-Intermediate Total Return Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Short-Intermediate Total Return Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Short-Intermediate Total Return Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Short-Intermediate Total Return Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Institutional Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 26, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 26, 2026